Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Non-PRC	(6,113)	(4,143)	(579)
PRC	(20,403)	(22,933)	(3,202)
	(26,516)	(27,076)	(3,781)

Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	-	326	46
	-	326	46

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,	For the Six Months Ended
	2024	June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Loss before provision for income taxes	(56,362)	(27,076)	(3,781)
Income tax benefit computed at an applicable tax rate of 25%	(14,091)	(6,769)	(945)
The effect of different tax rate	659	111	15
Change in valuation allowance	13,432	6,984	975
Income tax expense	-	326	46

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Deferred tax assets:
Intra-group transaction	45,483	52,467	7,324
Total deferred tax assets	45,483	52,467	7,324
Less: valuation allowance	(45,483)	(52,467)	(7,324)
Deferred tax assets, net	-	-	-